UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2011

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [   ]  is a restatement.
                                       [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            Vega Energy GP, LLC
Address:         1700 Broadway
                 35th Floor
                 New York, NY 10019

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jobey Eddleman
Title:   Vice President
Phone:   212-615-3456

Signature, Place, and Date of Signing:

/s/ Jobey Eddleman                  New York, NY               February 14, 2012
   [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                         Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           14

Form 13F Information Table Value Total:        $151,875

                                              (thousands)




List of Other Included Managers:

{None}

                                Title
                                of                             Value    Shs or    Sh/ Put/  Investment  Other      Voting Authority
Name of Issuer                  Class              CUSIP       (x1000)  Prn Amt   Prn Call  Discretion  Managers  Sole  Shared  None
---------------------------------------------------------------

ALPHA NATURAL RESOURCES INC     COM                02076X102    3,712      181,687  SH        SOLE                     181,687
---------------------------------------------------------------    --

CALPINE CORP                    COM NEW            131347304   35,963    2,202,250  SH        SOLE                   2,202,250
---------------------------------------------------------------    --

CHENIERE ENERGY INC             COM NEW            16411R208    1,985      228,400  SH        SOLE                     228,400
---------------------------------------------------------------    --

CONSOL ENERGY INC               COM                20854P109    2,481       67,600  SH        SOLE                      67,600
---------------------------------------------------------------    --

EDISON INTL                     COM                281020107    9,253      223,502  SH        SOLE                     223,502
---------------------------------------------------------------    --

GENON ENERGY INC                COM                37244E107   31,863   12,208,148  SH        SOLE                  12,208,148
---------------------------------------------------------------    --

LYONDELLBASELL INDUSTRIES N     SHS - A -          N53745100    5,880      180,983  SH        SOLE                     180,983
---------------------------------------------------------------    --

MEMC ELECTR MATLS INC           COM                552715104    5,089    1,291,624  SH        SOLE                   1,291,624
---------------------------------------------------------------    --

PPL CORP                        COM                69351T106   25,036      850,973  SH        SOLE                     850,973
---------------------------------------------------------------    --

SOLARFUN POWER HOLDINGS CO L    NOTE 3.500% 1/1    83415UAB4      292      596,300  PRN       SOLE                     596,300
---------------------------------------------------------------    --

SPDR SERIES TRUST               S&P HOMEBUILD      78464A888    1,325       77,500  SH        SOLE                      77,500
---------------------------------------------------------------    --

TRANSALTA CORP                  COM                89346D107   21,527    1,043,991  SH        SOLE                   1,043,991
---------------------------------------------------------------    --

WALTER ENERGY INC               COM                93317Q105    1,726       28,500  SH        SOLE                      28,500
---------------------------------------------------------------    --

WESTLAKE CHEM CORP              COM                960413102    5,743      142,715  SH        SOLE                     142,715
---------------------------------------------------------------    --

                                                            ----------                                            ----------------
                                                               151,875                                              19,324,173
                                                            ==========                                             ================